Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 156,744	$ 124,802	$ 269,659
Cost of revenues	76,693	60,831	132,315
Gross profit	80,051	63,971	137,344
Research and development costs	15,199	11,244	23,473
Selling, general and administrative expenses	24,451	21,288	42,973
Total operating expenses	39,650	32,532	66,446
Operating income	40,401	31,439	70,898
Financial income, net	860	562	1,030
Income before income taxes	41,261	32,001	71,928
Income tax expense	(3,700)	(2,989)	(11,651)
Net income	$ 37,561	$ 29,012	$ 60,277
Net income per ordinary share:
Basic net earnings per share (in dollars per share)	$ 0.86	$ 0.67	$ 1.38
Diluted net earnings per share (in dollars per share)	$ 0.78	$ 0.6	$ 1.34
Weighted average number of ordinary shares outstanding (in thousands):
Basic (in shares)	43,929	43,450	43,644
Diluted (in shares)	48,150	44,612	45,035